INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Statutory federal rate	(34.00%)	(34.00%)
Permanent items	2.00%	0.20%
Change in tax status	0.00%	(20.80%)
Derivative liability	10.10%	(6.10%)
State tax provision, net of federal benefit	(3.00%)	(4.70%)
Valuation allowance	24.90%	65.40%
Effective tax rate (benefit) provision	0.00%	0.00%